Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 54,493		$ 82,835
Restricted cash	6,669		24,962
Ship mortgage notes and premium	657,860		622,963
Other long-term debt	492,522		544,448
Due to related parties, long-term	9,625		5,144
Loans receivable from affiliates	7,791		2,660
Level I
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	54,493		82,835
Restricted cash	6,669		24,962
Ship mortgage notes and premium	657,860		622,963
Level II
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other long-term debt	492,522	[1]	544,448	[1]
Due to related parties, long-term	9,625	[1]	5,144	[1]
Loans receivable from affiliates	$ 7,791	[1]	$ 2,660	[1]

[1]	The fair value of the Company's other long-term debt and due to related parties, long-term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.